Trade Receivables	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Trade Receivables
(6) Trade Receivables
Trade receivables are classified as financial assets measured at amortized cost.
Trade receivables as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Trade accounts and notes receivable	¥712,180	¥526,403
Other	93,620	118,808
Allowance for impairment losses	(12,555)	(11,302)

Total	¥793,245	¥633,909

The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Balance at beginning of year	¥14,510	¥14,389	¥12,555

Remeasurement	¥858	¥251	¥589
Write-offs	(706)	(1,590)	(971)
Exchange differences on translating foreign operations	(273)	(495)	(871)

Balance at end of year	¥14,389	¥12,555	¥11,302

Comparative amounts for the year ended March 31, 2018 represent the allowance for impairment losses under IFRS 9 (2013). The allowance for impairment losses on trade receivables for the years ended March 31, 2019 and 2020 are continuously measured at amounts equal to the lifetime expected credit losses.